Organization and nature of business	12 Months Ended
Dec. 31, 2021
Organization and nature of business
Organization and nature of business

Note 1 – Organization and Nature of Business

Tantech Holdings Ltd (“Tantech” or “Tantech BVI”) is a holding company established under the laws of the British Virgin Islands on November 9, 2010. Tantech engages in the research and development, production and distribution of various products made from bamboo, manufacture and selling electric vehicles and non-electric vehicles, as well as investment in mining exploration. On August 3, 2021, Tantech completed dismantling its VIE structure (see Note 3). As of December 31, 2021, details of the subsidiaries of the Company and their principal business activities are set out below:

	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
Tantech Holdings Ltd (“Tantech” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company

USCNHK Group Limited (“USCNHK”)	October 17, 2008	Hong Kong	100% by the Parent	Holding Company

EAG International Vantage Capitals Limited (“Euroasia”)	April 27, 2015	Hong Kong	100% by the Parent	Holding Company

Tantech Holdings (Lishui) Co. Ltd. (“Lishui Tantech”)	April 7, 2016	Lishui, Zhejiang Province, China	100% by USCNHK	Holding Company

Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company

Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company

Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company

Hangzhou Jiyi Investment Management Co., Ltd (“Jiyi”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company

Shangchi Automobile Co., Ltd. (“Shangchi Automobile”)	Acquired on July 12, 2017	Zhangjia Gang, Jiangsu Province, China	51% by Wangbo and 19% by Jiyi	Manufacturing and sale of specialty electric and non-electric vehicles and power batteries

Shenzhen Yimao New Energy Sales Co., Ltd. (“Shenzhen Yimao”)	November 13, 2018	Shenzhen, Guangdong Province, China	100% by Shangchi Automobile	Electric vehicles sales

Lishui Xincai Industrial Co., Ltd. (“Lishui Xincai”)	December 14, 2017	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Holding Company

Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal”)	September 5, 2002	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Manufacturing, selling and trading various products made from bamboo and charcoal

Lishui Jikang Energy Technology Co., Ltd. (“Jikang Energy”)	January 2, 2020	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Holding Company

Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech”)	December 8, 2015	Hangzhou, Zhejiang Province, China	100% by Lishui Xincai	Exploring business opportunities outside Lishui area

Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo”)	December 31, 2005	Lishui, Zhejiang Province, China	100% by Jikang Energy	Manufacturing and sale of various products made from bamboo

Zhejiang Shangchi New Energy Automobile Co., Ltd. (“Zhejiang Shangchi”)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Sales of automobiles

Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Research, development and manufacturing new energy automobiles

Gangyu Trading (Jiangsu) Co., Ltd. (“Gangyu Trading”)	August 10, 2021	Zhangjiagang Jiangsu Province, China	100% by Euroasia New Energy	Marketing and selling electric vehicles

Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. (“Shangchi Intelligent Equipment”)	August 26, 2021	Pinghu Zhejiang Province, China	100% by Euroasia	Manufacturing and sales company focusing on new energy vehicles

Shanghai Wangju Industrial Group Co., Ltd. (“Shanghai Wangju”)	September 23, 2021	Shanghai, China	100% by Jiamu	Investing in the factoring industry

Eurasia Holdings (Zhejiang) Co., Ltd. (“Eurasia Holdings”)	July 15, 2021	Hangzhou Zhejiang province, China	100% by Euroasia	Marketing and selling electric vehicles

Hangzhou Eurasia Supply Chain Co., Ltd. (“Eurasia Supply”)	August 4 2021	Hangzhou Zhejiang province, China	100% by Eurasia Holdings	Supply chain business

Zhejiang Shangchi Medical Equipment Co., Ltd. (“Shangchi Medical”)	November 13, 2021	Pinghu Zhejiang Province, China	100% by Shangchi Intelligent Equipment	Manufacturing and sales company focusing on new energy vehicles

Shenzhen Shangdong Trading Co., Ltd. (“Shenzhen Shangdong”)	July 13, 2016	Shenzhen Guangdong Province, China	100% by Shanghai Wangju	Investing in the factoring industry

China East Trade Co., Ltd. (“China East”)	February 15, 2018	Hong Kong	100% by Euroasia	Investing in the factoring industry

First International Commercial Factoring (Shenzhen) Co., Ltd. (“First International”)	July 27, 2017	Shenzhen Guangdong Province, China	75% by Shenzhen Shangdong 25% by China East	Investing in the factoring industry